Prepayments, Receivables and Other Assets	12 Months Ended
Mar. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
PREPAYMENTS, RECEIVABLES AND OTHER ASSETS

NOTE 7 – PREPAYMENTS, RECEIVABLES AND OTHER ASSETS

Prepayments, receivables and other assets consisted of the following as of March 31, 2020 and 2019:

	As of March 31,
	2020	2019

Receivable from a third-party company	$3,530,675	$-
Staff IOU	943,718	670,619
Others	144,347	36,718
Total	$4,918,740	$707,337

In June 2019, Taizhou Suxuantang entered into a limited partnership agreement with Huangshan Panjie Investment Management Co., Ltd. (the “Fund”). The company is committed to contribute $7 million (RMB50 million) into the Fund in two installments, with one installment of $3.5 million (RMB 25 million) made on June 14, 2019, and the second installment of $3.5 million (RMB 25 million) to be made no later than October 31, 2019.

In June 2020, the Company agreed with the Fund, the General Partner and other limited partners to withdraw the installment of $3.5 million (RMB 25 million) made on June 14, 2019. The company received payment of $2.8 million (RMB 20 million) on June 30, 2020 and expects to receive the rest by the end of October 2020.

The Staff IOU is a short-term petty cash which should be paid off within one year.